Annual Fund Operating Expenses - Investor A1 - BlackRock Short-Term Municipal Fund - Investor A1 Shares	Oct. 28, 2020
Operating Expenses:
Management Fees (as a percentage of Assets)	0.29%	[1]
Distribution and Service (12b-1) Fees	0.10%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.51%
Fee Waiver or Reimbursement	(0.05%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.46%	[1],[2]

[1]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 26, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through October 31, 2021. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through October 31, 2021.The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Municipal Bond Fund, Inc. (the “Corporation”) or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 26, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.46% of average daily net assets through October 31, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.